Vanguard Large-Cap Index Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard Large-Cap Index Fund - Admiral Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.05%